Annual Fund Operating Expenses - Institutional - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%